Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000001854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class A/JHNBX)
Average Annual Return, Percent	1.12%	(0.96%)	1.38%
C000001856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class C/JHCBX)
Average Annual Return, Percent	3.59%	(0.85%)	1.09%
C000001857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class I/JHBIX)
Average Annual Return, Percent	5.64%	0.15%	2.10%
C000153977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class NAV)
Average Annual Return, Percent	5.76%	0.27%	2.22%
C000113488 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R2/JHRBX)
Average Annual Return, Percent	5.15%	(0.25%)	1.70%
C000153978 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R4/JBFRX)
Average Annual Return, Percent	5.49%	0.02%	1.97%
C000106442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class R6/JHBSX)
Average Annual Return, Percent	5.67%	0.25%	2.22%
Without Sales Load [Member] | C000001854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class A/JHNBX)—excluding sales charge
Average Annual Return, Percent	5.32%	(0.15%)	1.80%
Without Sales Load [Member] | C000001856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bond Fund (Class C/JHCBX)—excluding sales charge
Average Annual Return, Percent	4.59%	(0.85%)	1.09%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.46%	(0.90%)	1.49%